Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jun. 05, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000008009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,168	$ 17,168	$ 17,168	$ 17,168	$ 14,960	$ 15,347	$ 13,485	$ 11,077	$ 9,033		$ 8,433	$ 11,422	$ 11,603	$ 6,593	$ 10,000
Average Annual Return, Percent	14.76%	13.71%		5.55%
C000008010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,384	$ 15,384	15,384	$ 15,384	13,727	14,286	16,122	12,524	13,306		11,412	10,419	10,373	9,256	10,000
Average Annual Return, Percent	12.07%	2.94%		4.40%
C000032424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 15,583	$ 15,583	15,583	$ 15,583	13,886	14,436	16,266	12,620	13,398		11,481	10,466	10,404	9,269	10,000
Average Annual Return, Percent	12.22%	3.07%		4.54%
C000032424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	12.17%	3.05%		4.52%
C000008011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 15,602	$ 15,602	15,602	$ 15,602	13,904	14,446	16,279	12,629	13,398		11,478	10,464	10,403	9,270	10,000
Average Annual Return, Percent	12.22%	3.09%		4.55%
C000008012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 7,820,007	$ 7,820,007	7,820,007	$ 7,820,007	6,964,718	7,234,342	8,152,970	6,324,639	6,705,455		5,742,455	5,234,844	5,203,659	4,636,504	5,000,000
Average Annual Return, Percent	12.28%	3.12%		4.57%
C000211922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 20,757	$ 20,757	$ 20,757	$ 20,757	17,802	15,811	16,198	13,402	11,257	$ 10,000
Average Annual Return, Percent	16.60%	13.02%	13.78%
C000211921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 104,363	$ 104,363	$ 104,363	104,363	89,413	79,355	81,200	67,113	56,318	50,000
Average Annual Return, Percent	16.72%	13.13%	13.89%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 25,392	$ 25,392	$ 25,392	$ 25,392	21,033	18,338	19,931	17,602	15,042		12,963	14,012	10,991	9,320	10,000
Average Annual Return, Percent	20.72%	11.04%		9.77%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	$ 34,355	34,355	$ 34,355	27,206	22,835	24,934	21,042	17,455		14,501	14,846	11,862	9,745	10,000
Average Annual Return, Percent	26.28%	14.50%		13.14%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Account Value	$ 19,250	$ 19,250	$ 19,250	$ 19,250	15,940	13,859	14,986	13,198	11,256	$ 10,000
Average Annual Return, Percent	20.77%	11.33%	12.27%
Spliced Global Capital Cycles Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Global Capital Cycles Index
Account Value	$ 20,032	$ 20,032	$ 20,032	$ 20,032	17,075	16,143	16,695	14,949	12,385		10,851	13,431	11,693	5,995	10,000
Average Annual Return, Percent	17.32%	10.09%		7.19%
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Spliced Index
Account Value	$ 15,772	$ 15,772	$ 15,772	$ 15,772	$ 14,038	$ 14,566	$ 16,395	$ 12,705	$ 13,465		$ 11,526	$ 10,500	$ 10,427	$ 9,282	$ 10,000
Average Annual Return, Percent	12.35%	3.21%		4.66%